RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)	May 09, 2013	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Accrued management services		$ 29,000	$ 25,000
Mr. Trabelsi - Chief executive officer [Member]
Related Party Transaction [Line Items]
Monthly payment	$ 10,600
Bonus as a percentage of net profit	2.00%
Bonus as a percentage of revenue	0.50%